REVENUE	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 14 – REVENUE

Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of returns, discounts, sales incentives, goods & service tax. The Company recognizes revenue when the amount of revenue and its related cost can be reliably measured and it is probable that future economic benefits will flow to the entity and degree of managerial involvement associated with ownership or effective control have been met for each of the Company’s activities. Revenue is recognized for domestic sales of vehicles, spare parts, and accessories when the Company transfers control over such products to the customer on dispatch from the factory.

net sales disaggregated by significant products and services for years ended is as follows:

	Year ended March 31, 2024	Year ended March 31, 2023
Vehicle Manufacturing
Vehicle Sales (1)	28,986	100,022
Others	13,552	12,387

Total	42,538	112,409

(1)	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.